Employee Benefits Obligations	12 Months Ended
Mar. 31, 2024
Employee Benefits Obligations [Abstract]
EMPLOYEE BENEFITS OBLIGATIONS

NOTE 13B — EMPLOYEE BENEFITS OBLIGATIONS

The Company provides for gratuity for employees in India as per the Payment of Gratuity Act, 1972. Employees who are in continuous service for a period of 5 years are eligible for gratuity. The amount of gratuity payable on retirement/termination is the employees last drawn basic salary per month computed proportionately for 15 days salary multiplied for the number of years of service. For the funded plan the group makes contributions to recognised funds in India. The group does not fully fund the liability and maintains a target level of funding to be maintained over a period of time based on estimations of expected gratuity payments.

The weighted average duration of the defined benefit obligation as of March 31, 2024 and March 31, 2023 is 14 years.

The amounts recognized in the Statement of Financial Position and the movements in the net defined benefit obligation over the year are as follows:

(a)	The liabilities recognized in the standalone statement of financial position are:

	As at March 31, 2024	As at March 31, 2023
	( In USD)	( In USD)
Funded Plans
Net value of defined benefit obligations
Current	209	212
Non current	102,322	72,456

(b)	The movement in defined benefit obligations for funded and unfunded plans is as follows:

Particulars	Defined benefit obligation	Fair value of plant assets
As at April 1, 2022	44,776	—
Included in profit and loss
Service cost	27,550
Past service credit
Interest cost (income)	3,057
	75,383	—

Included in OCI
Actuarial gain/(loss)	—
Remeasurements
Benefits paid
Gain and loss on settlement
Exchange difference	(2,715)

Employer’s contribution
Benefits payment
As at March 31, 2023	72,668	—

Particulars	Defined benefit obligation	Fair value of plant assets
As at April 1, 2023	72,668	—
Included in profit and loss
Service cost	27,550
Past service credit
Interest cost (income)	3,057
	103,275	—

Included in OCI
Actuarial gain/(loss)	—
Remeasurements
Benefits paid
Gain and loss on settlement
Exchange difference	(744)

Employer’s contribution
Benefits payment
As at March 31, 2023	102,531	—

(c)	Plan assets for funded plan are comprised as follows:

Plan assets comprise the following.

Particulars	As at March 31, 2024	As at March 31, 2023
Debt instruments - unquoted
Cash and cash equivalents	—	—
Investment property	—	—
Fixed assets	—	—
Other assets	—	—
	—	—

(d)	Actuarial assumptions

(i)	The following were the principal actuarial assumptions at the reporting date (expressed as weighted averages).

Particulars	As at March 31, 2024	As at March 31, 2023
Discount rate	7.20%	7.50%
Attrition rate	5.00%	5.00%
Future salary growth rate	10.00%	10.00%

(ii)	Assumptions regarding future longevity have been based on published statistics and mortality tables. The current longevities underlying the values of the defined benefit obligation at the reporting date were as follows.

Particulars	As at March 31, 2024	As at March 31, 2023
Longetivity at age of 65 for current members aged above 45
Males	0.258% - 2.406%	0.258% - 2.406%
Females	0.258% - 2.406%	0.258% - 2.406%

Longetivity at age of 65 for current members aged above 45 or below
Males	0.092% - 0.168%	0.092% - 0.168%
Females	0.092% - 0.168%	0.092% - 0.168%

(e)	Sensitivity Analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

Particulars	As at March 31, 2024	As at March 31, 2023
Discount rate (1% movement)	19,925	(18,925)
Attrition rate (1% movement)	13,124	(12,324)
Future salary growth rate (1% movement)	(13,784)	(15,884)